Average Annual Total Returns - The Covered Bridge Fund		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	8.91%	9.33%	7.31%
The Covered Bridge Fund Class A Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		6.40%	7.30%	6.91%
The Covered Bridge Fund Class I Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent		12.63%	8.71%	7.75%
The Covered Bridge Fund Class I Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.42%	5.60%	4.92%
The Covered Bridge Fund Class I Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.88%	5.62%	4.98%

[1]	The CBOE S&P 500 BuyWrite Index SM (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index®. Investors cannot invest directly in an index or benchmark.